Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Tax at federal statutory rate	34.00%	34.00%	34.00%
State taxes, net of federal	0.13%	(0.10%)	0.11%
Permanent items	(18.40%)	(0.37%)	(0.84%)
Other	(1.58%)	0.33%	0.55%
Valuation allowance	(14.26%)	(34.00%)	(34.00%)
Effective tax rate	(0.11%)	(0.14%)	(0.18%)